UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 2005

Check here if Amendment [ ]; Amendment     Number: ___
This Amendment (Check only one.):          [ ]is a restatement.
                                           [ ]adds new holdings
                                           entries.
Institutional Investment Manager Filing    this Report:

Name:      Towle & Co.
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Address:   12855 Flushing Meadow Drive
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           St. Louis, MO 63131
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Form 13F File Number: 28-
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Lewis, CFA
        -------------------------------
Title:   Director of Research
        -------------------------------
Phone:   314-822-0204
        -------------------------------

Signature, Place, and Date of Signing:

 Peter J. Lewis                   St. Louis, MO                 01/23/06
---------------------           -------------------           -------------
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ]13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager: None

Form 13F File Number        Name

28-
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
                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None
                                          -------------------------------------

Form 13F Information Table Entry Total:    84
                                          -------------------------------------

Form 13F Information Table Value Total:  $252,852
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                                         (thousands)

List of Other Included Managers: None

       No.        Form 13F File Number              Name

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

                                                FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   VALUE($) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
Activcard Corp                 Common Stock     00506J107   488600  140000 SH       Sole    None     140000      -      -
Adaptec Inc.                   Common Stock     00651F108   436500   75000 SH       Sole    None      75000      -      -
Alliance Semiconductor Corp    Common Stock     01877H100   325000  125000 SH       Sole    None     125000      -      -
Amerada Hess Corp              Common Stock     023551104  6330220   49915 SH       Sole    None      19450      -  30465
AmeriServ Financial Inc        Common Stock     03074A102  3265224  745485 SH       Sole    None     292772      - 452713
Applied Micro Circuits Corp    Common Stock     03822W109   514000  200000 SH       Sole    None     200000      -      -
Arkansas Best Corp             Common Stock     040790107  8994673  205922 SH       Sole    None      79700      - 126222
ArvinMeritor Inc               Common Stock     043353101  6252585  434509 SH       Sole    None     169109      - 265400
Authentidate Holding Corp.     Common Stock     052666104   289500  150000 SH       Sole    None     150000      -      -
Aviza Technology Inc           Common Stock     05381A105   343868   65250 SH       Sole    None      65250      -      -
AXT Inc                        Common Stock     00246W103   642000  300000 SH       Sole    None     300000      -      -
Baytex Energy Tr (Canada)      Foreign Unit     073176109   609092   40000 SH       Sole    None      40000      -      -
Beazer Homes USA Inc           Common Stock     07556Q105 16065518  220559 SH       Sole    None      85800      - 134759
Blair Corp                     Common Stock     092828102  2109341   54169 SH       Sole    None      22618      -  31551
Bombay Company Inc.            Common Stock     097924104   562400  190000 SH       Sole    None     190000      -      -
CEF VanKampen Senior Income    Trust Unit       920961109   471975   60900 SH       Sole    None      60900      -      -
Trust
Chiquita Brands Intl Inc       Common Stock     170032809  4800599  239910 SH       Sole    None      92800      - 147110
CNA Financial Corp             Common Stock     126117100  5731023  175100 SH       Sole    None      66900      - 108200
Concord Camera Corp            Common Stock     206156101   297500  250000 SH       Sole    None     250000      -      -
Covenant Transport Inc         Common Stock     22284P105  4187010  299500 SH       Sole    None     113800      - 185700
Dana Corp                      Common Stock     235811106  2560675  356640 SH       Sole    None     137900      - 218740
Delta Woodside Industries      Common Stock     247909203   404569  793273 SH       Sole    None     295100      - 498173
Digimarc Corp                  Common Stock     253807101   191945   32533 SH       Sole    None      32533      -      -
Enesco Group Inc.              Common Stock     292973104   239200  130000 SH       Sole    None     130000      -      -
Envoy Communications Group Inc Common Stock     293986303   286000  200000 SH       Sole    None     200000      -      -
ESS Technologies Inc           Common Stock     269151106   222950   65000 SH       Sole    None      65000      -      -
Flexsteel Industries Inc       Common Stock     339382103  3845655  273323 SH       Sole    None     104385      - 168938
Ford Motor Co                  Common Stock     345370860  3435323  444990 SH       Sole    None     172000      - 272990
FSI International              Common Stock     302633102   529000  115000 SH       Sole    None     115000      -      -
Furniture Brands Intl Inc      Common Stock     360921100  4789785  214500 SH       Sole    None      89300      - 125200
General Motors Corp            Common Stock     370442105  1998804  102925 SH       Sole    None      39900      -  63025
Hanover Insurance Group Inc    Common Stock     410867105  4258452  101950 SH       Sole    None      39100      -  62850
Hudson's Bay Co                Foreign Stock    444204101  6842392  536675 SH       Sole    None     214275      - 322400
Infocus Corporation            Common Stock     45665B106   661650  165000 SH       Sole    None     165000      -      -
ING Prime Rate Trust           Trust Unit       44977W106   498168   74800 SH       Sole    None      74800      -      -
Insteel Industries Inc         Common Stock     45774W108  8643774  521652 SH       Sole    None     201800      - 319852
Integrated Silicon Solutions   Common Stock     45812P107   450800   70000 SH       Sole    None      70000      -      -
Interlink Electron             Common Stock     458751104   440403  122675 SH       Sole    None     122675      -      -
Jo-Ann Stores                  Common Stock     47758P307  3832640  324800 SH       Sole    None     125300      - 199500
Kellwood Co                    Common Stock     488044108  4278245  179156 SH       Sole    None      69200      - 109956
Korea Electric Power Corp      Sponsored ADR    500631106  7554324  387600 SH       Sole    None     149900      - 237700
L B Foster Co                  Common Stock     350060109  8717875  586115 SH       Sole    None     235579      - 350536
LandAmerica Financial Group    Common Stock     514936103  6820632  109305 SH       Sole    None      42550      -  66755
Lear Corp                      Common Stock     521865105  4829662  169700 SH       Sole    None      65800      - 103900
Liberty Homes Inc              Common Stock     530582204   123637   19021 SH       Sole    None       8021      -  11000
M/I Homes Inc                  Common Stock     55305B101  8413621  207130 SH       Sole    None      81100      - 126030
Max Worldwide, Inc             Common Stock     577940109    65875  155000 SH       Sole    None     155000      -      -
Merix Corp                     Common Stock     590049102   650700   90000 SH       Sole    None      90000      -      -
Motive, Inc.                   Common Stock     61980V107   463500  150000 SH       Sole    None     150000      -      -
Natuzzi S.p.A.                 Sponsored ADR    63905A101  1625400  232200 SH       Sole    None      86000      - 146200
Navistar International Corp    Common Stock     63934E108  3769254  131700 SH       Sole    None      51200      -  80500
Network Engines                Common Stock     64121A107   190333  147545 SH       Sole    None     147545      -      -
Ohio Casualty Corp             Common Stock     677240103  4141800  146250 SH       Sole    None      55000      -  91250
Oplink Communications Inc      Common Stock     68375Q106   621427   42857 SH       Sole    None      42857      -      -
Orange 21, Inc.                Common Stock     685317109   465245  122756 SH       Sole    None     122756      -      -
Peak International Ltd         Common Stock     G69586108   477736  179600 SH       Sole    None     179600      -      -
Peco II Inc                    Common Stock     705221109   537000  300000 SH       Sole    None     300000      -      -
Planar Systems, Inc.           Common Stock     726900103   502200   60000 SH       Sole    None      60000      -      -
PMA Capital Corp               Common Stock     693419202  5389768  590336 SH       Sole    None     230531      - 359805
Proliance International Inc    Common Stock     74340R104  4706301  889660 SH       Sole    None     344100      - 545560
Quaker Fabric Corp             Common Stock     747399103  2795271 1300126 SH       Sole    None     590694      - 709432
Quanta Capital Holdings Ltd    Common Stock     G7313F106  4439040  870400 SH       Sole    None     336500      - 533900
Russell Corporation            Common Stock     782352108  3665158  272300 SH       Sole    None     104600      - 167700
Ryerson Inc                    Common Stock     78375P107 13583206  558520 SH       Sole    None     216200      - 342320
Ryland Group Inc               Common Stock     783764103    36065     500 SH       Sole    None        500      -      -
Sea Containers Ltd             Common Stock     811371707  5309436  423400 SH       Sole    None     165500      - 257900
Selectica, Inc                 Common Stock     816288104   427500  150000 SH       Sole    None     150000      -      -
Silicon Storage Technology Inc Common Stock     827057100   507000  100000 SH       Sole    None     100000      -      -
Sipex Corp                     Common Stock     829909100   432900  277500 SH       Sole    None     277500      -      -
Spartan Stores Inc             Common Stock     846822104  9619411  923168 SH       Sole    None     356586      - 566582
Technology Solutions Co        Common Stock     87872T108   114000   15000 SH       Sole    None      15000      -      -
Tecumseh Products Co           Common Stock     878895200  4152775  180870 SH       Sole    None      82250      -  98620
Tesoro Corp                    Common Stock     881609101 11137842  180956 SH       Sole    None      69100      - 111856
Triquint Semiconductor         Common Stock     89674K103   445000  100000 SH       Sole    None     100000      -      -
Unifi Inc                      Common Stock     904677101  3711323 1220830 SH       Sole    None     466000      - 754830
Unumprovident Corp.            Common Stock     91529Y106   682500   30000 SH       Sole    None      30000      -      -
UTStarcom Inc                  Common Stock     918076100  5414023  671715 SH       Sole    None     308875      - 362840
Valero Energy Corp             Common Stock     91913Y100  6037200  117000 SH       Sole    None      45100      -  71900
Virco Mfg Corp                 Common Stock     927651109  2585615  470112 SH       Sole    None     177960      - 292152
Vishay Intertech               Common Stock     928298108   550400   40000 SH       Sole    None      40000      -      -
Watchguard Tech                Common Stock     941105108   536500  145000 SH       Sole    None     145000      -      -
Wheeling-Pittsburgh Corp       Common Stock     963142302  4468508  495400 SH       Sole    None     191500      - 303900
Zilog Inc                      Common Stock     989524301   488000  200000 SH       Sole    None     200000      -      -
Zomax Optical Media Inc        Common Stock     989929104   520000  250000 SH       Sole    None     250000      -      -